Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2024
Variable Interest Entities [Abstract]
Assets and Liabilities of Variable Interest Entities
The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying condensed consolidated balance sheets at March 31, 2024 and September 30, 2024:

Consolidated VIEs	Consolidated assets
At March 31, 2024 (As Adjusted):	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥8,186,919	¥66,761	¥33,826	¥45,689	¥860,760	¥7,045,964	¥133,919
Investment funds	1,662,843	1,759	30,748	337,619	77,334	—	1,215,383
Special purpose entities created for structured financing	248,049	—	3,820	—	—	143,688	100,541
Repackaged instruments	296,435	9,892	—	137,795	132,951	15,000	797
Securitization of the MUFG Group’s assets	10,447,956	—	1,664	—	—	10,428,225	18,067
Trust arrangements	5,352,775	—	—	803,348	1,811,498	2,737,908	21
Other	85,008	470	5,366	14,059	38,219	2,481	24,413
Total consolidated assets before elimination	26,279,985	78,882	75,424	1,338,510	2,920,762	20,373,266	1,493,141
The amounts eliminated in consolidation	(3,671,326)	(68,736)	(41,258)	(72,217)	(600,219)	(2,859,135)	(29,761)
Total consolidated assets	¥22,608,659	¥10,146	¥34,166	¥1,266,293	¥2,320,543	¥17,514,131	¥1,463,380

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥8,162,014	¥—	¥6,331,278	¥1,371,157	¥459,579
Investment funds	1,147,832	—	1,136,495	8,772	2,565
Special purpose entities created for structured financing	136,230	—	—	117,947	18,283
Repackaged instruments	301,045	—	—	287,192	13,853
Securitization of the MUFG Group’s assets	10,460,439	—	—	10,454,694	5,745
Trust arrangements	5,352,880	3,292,449	1,131,120	—	929,311
Other	78,350	—	966	54,159	23,225
Total consolidated liabilities before elimination	25,638,790	3,292,449	8,599,859	12,293,921	1,452,561
The amounts eliminated in consolidation	(16,806,678)	(432)	(4,242,371)	(11,888,346)	(675,529)
The amount of liabilities with recourse to the general credit of the MUFG Group	(8,275,821)	(3,292,017)	(4,311,280)	(26,558)	(645,966)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥556,291	¥—	¥46,208	¥379,017	¥131,066

Consolidated VIEs	Consolidated assets
At September 30, 2024:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,837,476	¥59,653	¥9,056	¥30,660	¥1,066,793	¥6,635,495	¥35,819
Investment funds	1,931,625	3,627	77,762	316,919	82,111	—	1,451,206
Special purpose entities created for structured financing	264,271	—	7,299	—	—	161,314	95,658
Repackaged instruments	299,749	5,267	—	134,983	142,925	15,000	1,574
Securitization of the MUFG Group’s assets	9,973,885	—	571	—	—	9,957,585	15,729
Trust arrangements	3,881,900	—	—	818,856	1,760,368	1,302,675	1
Other	238,122	489	4,148	6,023	38,737	4,269	184,456
Total consolidated assets before elimination	24,427,028	69,036	98,836	1,307,441	3,090,934	18,076,338	1,784,443
The amounts eliminated in consolidation	(2,337,750)	(63,432)	(36,142)	(35,724)	(600,084)	(1,436,388)	(165,980)
Total consolidated assets	¥22,089,278	¥5,604	¥62,694	¥1,271,717	¥2,490,850	¥16,639,950	¥1,618,463

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,863,659	¥—	¥5,909,982	¥1,438,850	¥514,827
Investment funds	1,401,945	—	1,389,280	8,944	3,721
Special purpose entities created for structured financing	143,924	—	—	132,986	10,938
Repackaged instruments	281,658	—	—	234,474	47,184
Securitization of the MUFG Group’s assets	9,986,252	—	—	9,982,854	3,398
Trust arrangements	3,882,061	1,884,244	1,086,986	—	910,831
Other	311,764	—	807	278,751	32,206
Total consolidated liabilities before elimination	23,871,263	1,884,244	8,387,055	12,076,859	1,523,105
The amounts eliminated in consolidation	(16,627,232)	(369)	(4,279,490)	(11,630,196)	(717,177)
The amount of liabilities with recourse to the general credit of the MUFG Group	(6,627,312)	(1,883,875)	(4,066,740)	(6,247)	(670,450)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥616,719	¥—	¥40,825	¥440,416	¥135,478
The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs, and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2024 and September 30, 2024:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2024 (As Adjusted):	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥39,009,182	¥9,223,412	¥7,284,351	¥13,184	¥2,147,351	¥5,123,816	¥—	¥3,860	¥3,860
Investment funds	140,717,674	7,385,746	4,757,037	321,000	300,803	3,719,748	415,486	16,172	16,172
Special purpose entities created for structured financing	72,102,436	7,696,582	5,334,476	93,808	61,114	5,134,236	45,318	251,944	251,944
Repackaged instruments	10,205,539	5,144,654	5,004,762	1,683,889	2,592,589	497,156	231,128	—	—
Other	96,343,162	4,594,025	3,234,286	261,745	—	2,871,454	101,087	17,651	17,651
Total	¥358,377,993	¥34,044,419	¥25,614,912	¥2,373,626	¥5,101,857	¥17,346,410	¥793,019	¥289,627	¥289,627

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2024:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥29,789,964	¥8,667,183	¥6,681,352	¥29,401	¥2,157,031	¥4,494,920	¥—	¥982	¥982
Investment funds	107,184,083	7,026,974	4,568,235	386,996	211,183	3,738,255	231,801	12,116	12,116
Special purpose entities created for structured financing	71,035,055	7,415,470	5,068,653	102,641	59,518	4,840,457	66,037	211,236	211,236
Repackaged instruments	8,231,091	4,300,776	4,212,759	1,741,380	1,801,704	466,149	203,526	89	89
Other	98,123,684	4,512,729	3,214,095	309,771	—	2,785,355	118,969	22,687	22,687
Total	¥314,363,877	¥31,923,132	¥23,745,094	¥2,570,189	¥4,229,436	¥16,325,136	¥620,333	¥247,110	¥247,110